Finance Costs - Summary of Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance costs [Line Items]
Unwinding of discount on asset retirement obligations (Note 24)	$ 54	$ 51
Interest on net defined benefit pension and other post-retirement plan obligations (Note 23)	15	15
Borrowing costs capitalized to property, plant and equipment	(18)	(12)
Interest income	(5)	(17)
Total Finance costs	554	538
Short-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	87	129
Long-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	387	372
Lease Liabilities [Member]
Disclosure of finance costs [Line Items]
Interest expense	$ 34	$ 0